ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Accounts Payable And Accrued Expenses
Accounts payable and accrued expenses
	June 30, 2019	December 31, 2018
Accounts payable	$81,822	$175,405
Accrued officers compensation	1,018,750	811,250
Accrued royalties	300,508	174,985
Other	46,701	149,835
Total	$1,447,781	$1,311,475

	December 31, 2018	December 31, 2017

Accounts payable	$175,405	$261,767
Accrued officers compensation	811,250	500,000
Accrued royalties	174,985	271,321
Other	149,836	62,909
Total	$1,311,476	$1,095,997